Disclosures of Cash Flow - Summary of Non-cash Transactions and are Presented for Disclosure Purposes (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities
Employee benefits equity effect	$ 12,038,710	$ 106,277,761	$ 78,556,569
Net (benefits) cost of the year for employee benefits	108,073,074	109,738,416	(62,549,142)
Investing activities
Available-for-sale financial assets	5,564,130	207,817	(3,206,316)
Financing activities
Financed Public Works Contracts		146,217,292	2,001,093
Currency translation effect	(7,597,283)	21,386,902	13,262,101
Accrued interest	$ 8,734,131	$ 9,326,945	$ 4,816,784